Accumulated Other Comprehensive (Income) Loss - Net	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Accumulated Other Comprehensive (Income) Loss – Net
NOTE 11. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) — NET
Changes in Accumulated other comprehensive income (loss) (“AOCI”) by component, net of income taxes, for the three months ended March 31, 2023 and 2022 were as follows:

	For the three months ended March 31, 2023
	Currency translation adjustments (a)	Benefit plans	Cash flow hedges	Total AOCI
December 31, 2022	$(1,845)	$(42)	$9	$(1,878)

Other comprehensive income (loss) before reclasses — net of taxes of $(11), $2, and $4	85	(13)	(13)	59
Unrecognized gain transferred from GE pension — net of taxes of $0, $(509), and $0 (b)	—	1,972	—	1,972
Reclasses from AOCI — net of taxes of $0, $16, and $7	—	(52)	(26)	(78)

March 31, 2023	$(1,760)	$1,865	$(30)	$75

	For the three months ended March 31, 2022
	Currency translation adjustments (a)	Benefit plans	Cash flow hedges	Total AOCI
December 31, 2021	$(969)	$(100)	$32	$(1,037)

Other comprehensive income (loss) before reclasses — net of taxes of $(2), $(9), and $(6)	(153)	(5)	35	(123)
Reclasses from AOCI — net of taxes of $0, $0, and $0	—	—	(11)	(11)

March 31, 2022	$(1,122)	$(105)	$56	$(1,171)

(a)
The amount of foreign currency translation recognized in Other comprehensive income (loss) during the three months ended March 31, 2023 and 2022 included net gains (losses) relating to net investment hedges, as further discussed in Note 12, “Financial Instruments and Fair Value Measurements.”

(b)	Refer to Note 9, “Postretirement Benefit Plans” for further information on the unrecognized gain transferred from GE pension in connection with the Spin-Off.

NOTE 12. ACCUMULATED OTHER COMPREHENSIVE (INCOME) LOSS – NET
Accumulated Other Comprehensive (Income) Loss

	Currency translation adjustments (a)	Benefit plans	Cash flow hedges	Total AOCI
January 1, 2020	$1,705	$310	$7	$2,022

AOCI before reclasses – net of taxes of $(16), $21, and $(10)	(374)	6	36	(332)
Reclasses from AOCI – net of taxes of $—, $40, and $6 (b)	(688)	(136)	(27)	(851)

December 31, 2020	$643	$180	$16	$839

AOCI before reclasses – net of taxes of $9, $57, and $12	326	(74)	(40)	212
Reclasses from AOCI – net of taxes of $—, $(37), and $3	—	(6)	(8)	(14)

December 31, 2021	$969	$100	$(32)	$1,037

AOCI before reclasses – net of taxes of $5, $39, and $10	876	(58)	(27)	791
Reclasses from AOCI – net of taxes of $—, $—, and $(17)	—	—	50	50

December 31, 2022	$1,845	$42	$(9)	$1,878

(a)
The amount of foreign currency translation recognized in other comprehensive income during the years ended December 31, 2022, 2021, and 2020 included net gains (losses) relating to net investment hedges, as further discussed in Note 13, “Financial Instruments and Fair Value Measurements.”

(b)	The total reclassification from AOCI included $836 million related to the sale of our BioPharma business in 2020, including currency translation of $688 million, net of taxes.